S000019839 [Member] Expense Example, No Redemption - CTIVP - BlackRock Global Inflation-Protected Securities Fund	Dec. 31, 2025 USD ($)
CTIVP - BlackRock Global Inflation-Protected Securities Fund Class 3
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 77
Expense Example, No Redemption, 3 Years	285
Expense Example, No Redemption, 5 Years	510
Expense Example, No Redemption, 10 Years	1,159
CTIVP - BlackRock Global Inflation-Protected Securities Fund Class 1
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	63
Expense Example, No Redemption, 3 Years	244
Expense Example, No Redemption, 5 Years	440
Expense Example, No Redemption, 10 Years	1,006
CTIVP - BlackRock Global Inflation-Protected Securities Fund Class 2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	89
Expense Example, No Redemption, 3 Years	323
Expense Example, No Redemption, 5 Years	575
Expense Example, No Redemption, 10 Years	$ 1,298